Subsequent Events - Additional Information (Details) $ / shares in Units, $ in Thousands							3 Months Ended	12 Months Ended
	Jul. 22, 2015 USD ($) ft²	Jul. 17, 2015 USD ($)	May. 12, 2015 USD ($) $ / shares	May. 01, 2015 USD ($) $ / shares	Apr. 28, 2015 USD ($) $ / shares shares	May. 07, 2014 shares	Jun. 30, 2014 USD ($)	Dec. 31, 2014 USD ($) shares	Dec. 31, 2013 USD ($)	Mar. 31, 2015 USD ($)
Subsequent Event [Line Items]
Common stock issued through IPO | shares						6,200,000		6,200,000
Payments of stock issuance costs								$ 0	$ 95
Severance costs							$ 379
Proceeds from initial public offering								62,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock issued through IPO | shares					5,376,622
Public offering price | $ / shares					$ 7.70
Payments of stock issuance costs					$ 3,388
Subsequent Event [Member] | Estimated [Member]
Subsequent Event [Line Items]
Payments of stock issuance costs					3,646
Proceeds from initial public offering					$ 37,754
Research and Development Arrangement [Member]
Subsequent Event [Line Items]
Projected fees and expenses under agreement								$ 500		$ 500
Research and Development Arrangement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Contract initial term		18 months
Projected fees and expenses under agreement		$ 3,300
Jersey City, New Jersey [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Sublet premises area | ft²	10,141
Monthly base rent	$ 25
Percent increase in base rent annually	3.00%
Payment of security deposit	$ 74
Compensatory Arrangement with Executive Officer [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Nonvested options weighted average grant date fair value | $ / shares			$ 9.49
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Exercise Price | $ / shares			$ 9.53
Compensatory Plan with Service Business Employees [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Nonvested options weighted average grant date fair value | $ / shares				$ 9.62
Maximum Incentive Compensation Payable				$ 1,300
Expiration period of options				48 months
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Exercise Price | $ / shares				$ 9.62
Executive Officer [Member] | Compensatory Arrangement with Executive Officer [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Cash award granted			$ 138
Severance costs			$ 179